Finance Receivables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum
Financing Receivables [Line Items]
Loan charge-offs, days delinquent at month end	91 days			91 days	121 days
Other Receivables	$ 37,025	$ 29,400	$ 34,482
Average original term of loan	57 months
Average life of loan	31 months